April 6, 2016

Supplement

SUPPLEMENT DATED APRIL 6, 2016 TO THE PROSPECTUS OF

Morgan Stanley U.S. Government Money Market Trust, dated May 29, 2015
(the "Fund")

The following is hereby added as the last sentence to the section of the Fund's Prospectus entitled "Fund Summary—Principal Risks":

The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

DWGSPT 0416